Unaudited Condensed Consolidated Balance Sheets - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
ASSETS
CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEPOSITS ON DEMAND	€ 211,276	€ 210,689
FINANCIAL ASSETS HELD FOR TRADING	163,235	116,953
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	5,845	5,536
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	11,025	15,957
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	91,998	108,038
FINANCIAL ASSETS AT AMORTISED COST	1,129,690	1,037,898
HEDGING DERIVATIVES	6,735	4,761
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RISK	(1,769)	410
INVESTMENTS	7,665	7,525
Joint venture entities	1,971	1,692
Associated entities	5,694	5,833
ASSETS UNDER INSURANCE OR REINSURANCE CONTRACTS	310	283
TANGIBLE ASSETS	34,640	33,321
Property, plant and equipment	33,621	32,342
Investment properties	1,019	979
INTANGIBLE ASSETS	18,349	16,584
Goodwill	13,877	12,713
Other intangible assets	4,472	3,871
TAX ASSETS	29,025	25,196
Current tax assets	8,293	5,756
Deferred tax assets	20,732	19,440
OTHER ASSETS	10,981	8,595
Insurance contracts linked to pensions	128	149
Inventories	7	6
Other	10,846	8,440
NON-CURRENT ASSETS HELD FOR SALE	3,835	4,089
TOTAL ASSETS	1,722,840	1,595,835
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	114,406	79,469
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	40,823	32,733
FINANCIAL LIABILITIES AT AMORTISED COST	1,427,721	1,349,169
HEDGING DERIVATIVES	9,269	5,463
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK	(94)	248
LIABILITIES UNDER INSURANCE OR REINSURANCE CONTRACTS	858	770
PROVISIONS	8,590	9,583
TAX LIABILITIES	10,085	8,649
Current tax liabilities	2,853	2,187
Deferred tax liabilities	7,232	6,462
OTHER LIABILITIES	13,720	12,698
LIABILITIES ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE	0	0
TOTAL LIABILITIES	1,625,378	1,498,782
SHAREHOLDERS´ EQUITY
SHAREHOLDERS´ EQUITY	122,037	119,649
CAPITAL	8,397	8,670
Called up paid capital	8,397	8,670
Unpaid capital which has been called up	0	0
SHARE PREMIUM	46,273	47,979
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	672	658
Equity component of the compound financial instrument	0	0
Other equity instruments issued	672	658
OTHER EQUITY	151	152
ACCUMULATED RETAINED EARNINGS	66,698	60,273
REVALUATION RESERVES	0	0
OTHER RESERVES	(5,038)	(4,477)
(-) OWN SHARES	(10)	(894)
PROFIT ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	4,894	8,124
(-) INTERIM DIVIDENDS	0	(836)
OTHER COMPREHENSIVE INCOME (LOSS)	(32,526)	(32,719)
ITEMS NOT RECLASSIFIED TO PROFIT OR LOSS	(3,809)	(4,241)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS	(28,717)	(28,478)
NON-CONTROLLING INTEREST	7,951	10,123
Other comprehensive income	(2,090)	(2,104)
Other items	10,041	12,227
TOTAL EQUITY	97,462	97,053
TOTAL LIABILITIES AND EQUITY	1,722,840	1,595,835
Pension and other post-retirement obligations
LIABILITIES
PROVISIONS	2,525	3,185
Other long term employee benefits
LIABILITIES
PROVISIONS	1,071	1,242
Taxes and other legal contingencies
LIABILITIES
PROVISIONS	2,242	1,996
Contingent liabilities and commitments
LIABILITIES
PROVISIONS	743	733
Other provisions
LIABILITIES
PROVISIONS	2,009	2,427
Loan commitments granted
SHAREHOLDERS´ EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	275,865	262,737
Financial guarantees granted
SHAREHOLDERS´ EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	12,881	10,758
Other commitments granted
SHAREHOLDERS´ EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	91,195	75,733
For own-use
ASSETS
Property, plant and equipment	13,513	13,259
Leased out under an operating lease
ASSETS
Property, plant and equipment	20,108	19,083
Investment properties	€ 838	€ 839